Revenue - Contract costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capitalized Contract Cost [Line Items]
Contract costs	$ 1,969,000	$ 1,016,000
Fulfillment costs
Capitalized Contract Cost [Line Items]
Contract costs	1,432,000	1,016,000
Reimbursable bid costs
Capitalized Contract Cost [Line Items]
Contract costs	537,000	0
Fulfillment costs	$ 2,256,000	$ 1,016,000